INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORY
Raw materials	$ 175,487	$ 83,934	$ 492,785
Work in progress	171,599	62,040	88,856
Finished goods	51,470	50,749	16,495
Total inventory	398,556	196,723	598,136
Inventory expensed to cost of goods sold	$ 752,810	$ 4,082,504	$ 3,391,324